Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents		$ 26,298	$ 27,661
Total Current Assets		26,298	27,661
Total Assets		26,298	27,661
Current Liabilities
Accounts payable		797,908	797,908
Accrued expenses		2,249,523	2,287,977
Due to related party	$ 8,296	36,310	9,416
Derivative liability		415,706	426,591
Notes payable - related party	50,000	50,000	50,000
Notes payable	773,279	773,279	773,279
Notes payables		460,000	275,000
Convertible notes payable (net 0f $21,000 and $13,822 discount at December 31, 2015 and 2014, respectively)		349,500	11,803
Total Current Liabilities		5,082,226	4,631,973
Stockholders (Deficit)
Common stock (Par value $0.001 authorized 250,000,000 shares, issued and outstanding 154,359,714 and 120,193,050 at June 30, 2016 and December 31, 2015, respectively)		120,193	96,852
Common stock subscribed but not yet issued 750,000 at June 30, 2016 and December 31, 2015, respectively)		750
Additional paid in capital		34,885,535	31,409,427
Common stock-warrants		97,869	97,869
Accumulated deficit		(40,160,275)	(36,208,461)
Total stockholders deficit		(5,141,478)	(4,604,312)
Total Liabilities and stockholders deficit		$ 26,298	$ 27,661
Unaudited
Current Assets
Cash and cash equivalents	16,642
Total Current Assets	16,642
Total Assets	16,642
Current Liabilities
Accounts payable	797,908
Accrued expenses	2,395,577
Due to related party	8,296
Derivative liability	446,972
Notes payable - related party
Notes payable	773,279
Notes payables	750,000
Convertible notes payable (net 0f $21,000 and $13,822 discount at December 31, 2015 and 2014, respectively)	185,174
Total Current Liabilities	5,357,207
Stockholders (Deficit)
Common stock (Par value $0.001 authorized 250,000,000 shares, issued and outstanding 154,359,714 and 120,193,050 at June 30, 2016 and December 31, 2015, respectively)	154,360
Common stock subscribed but not yet issued 750,000 at June 30, 2016 and December 31, 2015, respectively)	750
Additional paid in capital	35,576,313
Common stock-warrants	97,869
Accumulated deficit	(41,169,856)
Total stockholders deficit	(5,340,564)
Total Liabilities and stockholders deficit	$ 16,642